Note 18 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2025 and 2026
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Total OCI on Derivative
	2025	2026
Interest rate swaps and cross-currency swaps	$(1,584)	$3,777
Interest rate caps (included component)	(933)	1,578
Interest rate caps (excluded component) (1)	(4,422)	(627)
Reclassification to Interest and finance costs	(5,093)	(3,131)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	2,029	2,012
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$(9,972)	$3,640

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2025	2026
Cross-currency swaps	Gain / (loss) on derivative instruments, net	$13,702	$-
Interest rate swaps	Gain / (loss) on derivative instruments, net	-	983
FX option zero cost collar	Gain / (loss) on derivative instruments, net	(2,995)	-
Foreign currency options	Gain / (loss) on derivative instruments, net	-	(362)
Forward currency contracts	Gain / (loss) on derivative instruments, net	3,060	(295)
Total		$13,767	$326